Notes to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2019
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Notes to the Consolidated Statement of Cash Flows
46	NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

(a)	Cash generated from operations

	2019 RMB million	2018 RMB million	2017 RMB million
Profit before income tax	4,299	3,856	8,610
Adjustments for:
Depreciation of property, plant and equipment	9,078	14,616	13,367
Depreciation of right-of-use assets	12,298	—	—
Amortization of intangible assets	143	160	143
Depreciation of investment properties	25	26	12
Amortization of lease prepayments	—	43	45
Amortization of other non-current assets	536	468	402
Gains on disposal of property, plant and equipment	(22)	(267)	(13)
Gain on disposal of prepayments for land use rights	—	(210)	(5)
Gain on disposal of investment in a subsidiary	(64)	—	(1,754)
Gain on disposal of investment in an associate	—	(5)	(12)
Gain on disposal of available-for-sale investments	—	—	(4)
Dividend income from equity investments at fair value through other comprehensive income	(19)	(23)	—
Dividend income from available-for-sale investments	—	—	(33)
Dividend income from a financial asset at fair value through profit or loss	(3)	(6)	—
Share of results of associates	(265)	(170)	(202)
Share of results of joint ventures	(17)	(34)	(49)
Net foreign exchange loss/(gain)	890	1,983	(2,378)
(Gain)/loss on fair value changes of financial asset at fair value through profit or loss	(25)	27	—
(Gain)/loss on fair value changes of derivative financial instruments	—	(311)	311
Impairment charges	4	318	494
Impairment losses on financial assets, net	16	27	(3)
Interest income	—	(110)	(111)
Interest expense	5,169	3,727	3,184

Operating profit before working capital changes	32,043	24,115	22,004

Changes in working capital
Flight equipment spare parts	(457)	(66)	(109)
Trade and notes receivables	(275)	708	(500)
Prepayments and other receivables	(2,336)	(2,056)	(753)
Sales in advance of carriage	—	—	(569)
Contract liabilities	1,281	1,051	—
Restricted bank deposits and short-term bank deposits	9	35	(8)
Trade and bills payables	(163)	856	1,725
Other payables and accruals	1,459	36	340
Staff housing allowances	—	(36)	62
Other long-term liabilities	(1,916)	(525)	(728)
Post-retirement benefit obligations	(125)	42	(217)
Provision for lease return costs for aircraft and engines	617	(113)	(139)

Cash generated from operations	30,137	24,047	21,108

(b)	Major non-cash transactions

	2019 RMB million	2018 RMB million	2017 RMB million
Additions to right-of-use assets and lease liabilities	24,434	—	—
Finance lease obligations incurred for acquisition of aircraft	—	7,945	6,865

*	Disposal of a subsidiary of the Company for the current year also comprised a major non-cash transaction as disclosed in Note 45.

(c)	Changes in liabilities arising from financing activities

	Bank and other loans RMB million	Obligations under finance leases/ Lease liabilities RMB million
At December 31, 2018	55,126	77,427
Effect of adoption of IFRS 16	—	31,879
At January 1, 2019 (restated)	55,126	109,306
Changes from financing cash flows	(3,427)	(23,895)
Foreign exchange movement	139	851
Disposal of a subsidiary	—	(10)
New leases	—	24,023

At December 31, 2019	51,838	110,275

At January 1, 2018	63,801	66,868
Changes from financing cash flows	(9,076)	(9,629)
Foreign exchange movement	401	1,419
New finance leases	—	18,769

At December 31, 2018	55,126	77,427

(d)	Total cash outflow for leases
The total cash outflow for leases included in the statement of cash flows is as follows:

2019 RMB million
Within operating activities	(631)
Within investing activities	(1,449)
Within financing activities	(27,789)